Loans	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Loans
Note 6. Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2024 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$88	$165	$250	$503
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(4)	(12)	(12)
Changes in model	–	4	11	15
Net remeasurement (2)	(18)	6	13	1
Transfers (2)
– to 12-month ECL	19	(19)	–	–
– to lifetime ECL performing	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Total provision for (reversal of) credit losses (3)	3	(13)	14	4
Write-offs	–	–	(4)	(4)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	1	(1)	2	2
Balance at end of period	$92	$151	$256	$499
Personal
Balance at beginning of period	$176	$735	$187	$1,098
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(15)	(9)	(17)
Changes in model	–	–	–	–
Net remeasurement (2)	(137)	155	110	128
Transfers (2)
– to 12-month ECL	144	(144)	–	–
– to lifetime ECL performing	(16)	17	(1)	–
– to lifetime ECL credit-impaired	–	(24)	24	–
Total provision for (reversal of) credit losses (3)	(2)	(11)	124	111
Write-offs	–	–	(132)	(132)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	1	–	4	5
Balance at end of period	$175	$724	$196	$1,095
Credit card
Balance at beginning of period	$194	$580	$–	$774
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	6	(5)	–	1
Changes in model	–	–	–	–
Net remeasurement (2)	(94)	161	96	163
Transfers (2)
– to 12-month ECL	93	(93)	–	–
– to lifetime ECL performing	(15)	15	–	–
– to lifetime ECL credit-impaired	–	(50)	50	–
Total provision for (reversal of) credit losses (3)	(10)	28	146	164
Write-offs	–	–	(177)	(177)
Recoveries	–	–	31	31
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$184	$608	$–	$792
Business and government
Balance at beginning of period	$258	$912	$637	$1,807
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(2)	(10)	(3)
Changes in model	–	–	–	–
Net remeasurement (2)	21	64	153	238
Transfers (2)
– to 12-month ECL	33	(30)	(3)	–
– to lifetime ECL performing	(13)	14	(1)	–
– to lifetime ECL credit-impaired	–	(24)	24	–
Total provision for (reversal of) credit losses (3)	50	22	163	235
Write-offs	–	–	(385)	(385)
Recoveries	–	–	31	31
Interest income on impaired loans	–	–	(21)	(21)
Foreign exchange and other	4	19	10	33
Balance at end of period	$312	$953	$435	$1,700
Total ECL allowance (4)	$763	$2,436	$887	$4,086
Comprises:
Loans	$667	$2,346	$885	$3,898
Undrawn credit facilities and other off-balance sheet exposures (5)	96	90	2	188
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2024, January 31, 2024 and April 30, 2023 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.
(6)	The April 30, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the three months ended	2024 Jan. 31				2023 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$90	$142	$224	$456	$58	$80	$170	$308
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(2)	(9)	(7)	2	(1)	(9)	(8)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(20)	38	43	61	–	47	43	90
Transfers (2)
– to 12-month ECL	17	(16)	(1)	–	19	(18)	(1)	–
– to lifetime ECL performing	(2)	3	(1)	–	(1)	3	(2)	–
– to lifetime ECL credit-impaired	–	(1)	1	–	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	(1)	22	33	54	20	29	33	82
Write-offs	–	–	(3)	(3)	–	–	(6)	(6)
Recoveries	–	–	4	4	–	–	3	3
Interest income on impaired loans	–	–	(6)	(6)	–	–	(3)	(3)
Foreign exchange and other	(1)	1	(2)	(2)	–	1	(1)	–
Balance at end of period	$88	$165	$250	$503	$78	$110	$196	$384
Personal
Balance at beginning of period	$174	$709	$181	$1,064	$147	$639	$157	$943
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(14)	(11)	(17)	10	(20)	(10)	(20)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(128)	183	108	163	(128)	120	89	81
Transfers (2)
– to 12-month ECL	140	(140)	–	–	147	(146)	(1)	–
– to lifetime ECL performing	(18)	19	(1)	–	(10)	15	(5)	–
– to lifetime ECL credit-impaired	–	(23)	23	–	–	(20)	20	–
Total provision for (reversal of) credit losses (3)	2	25	119	146	19	(51)	93	61
Write-offs	–	–	(126)	(126)	–	–	(101)	(101)
Recoveries	–	–	17	17	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	1	(3)	(2)	(1)	–	2	1
Balance at end of period	$176	$735	$187	$1,098	$165	$588	$167	$920
Credit card
Balance at beginning of period	$181	$591	$–	$772	$142	$685	$–	$827
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	6	(19)	–	(13)	8	(20)	–	(12)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(94)	165	77	148	(142)	123	49	30
Transfers (2)
– to 12-month ECL	119	(119)	–	–	171	(171)	–	–
– to lifetime ECL performing	(18)	18	–	–	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(56)	56	–	–	(64)	64	–
Total provision for (reversal of) credit losses (3)	13	(11)	133	135	31	(126)	113	18
Write-offs	–	–	(160)	(160)	–	–	(147)	(147)
Recoveries	–	–	27	27	–	–	34	34
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$194	$580	$–	$774	$173	$559	$–	$732
Business and government
Balance at beginning of period	$294	$864	$667	$1,825	$303	$579	$411	$1,293
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(20)	(11)	(28)	9	(3)	(16)	(10)
Changes in model	12	29	–	41	–	–	–	–
Net remeasurement (2)	(85)	211	111	237	(35)	170	152	287
Transfers (2)
– to 12-month ECL	51	(49)	(2)	–	66	(63)	(3)	–
– to lifetime ECL performing	(9)	11	(2)	–	(9)	10	(1)	–
– to lifetime ECL credit-impaired	–	(111)	111	–	–	(8)	8	–
Total provision for (reversal of) credit losses (3)	(28)	71	207	250	31	106	140	277
Write-offs	–	–	(222)	(222)	–	–	(37)	(37)
Recoveries	–	–	18	18	–	–	8	8
Interest income on impaired loans	–	–	(23)	(23)	–	–	(8)	(8)
Foreign exchange and other	(8)	(23)	(10)	(41)	5	6	1	12
Balance at end of period	$258	$912	$637	$1,807	$339	$691	$515	$1,545
Total ECL allowance (4)	$716	$2,392	$1,074	$4,182	$755	$1,948	$878	$3,581
Comprises:
Loans	$631	$2,316	$1,073	$4,020	$668	$1,852	$877	$3,397
Undrawn credit facilities and other off-balance sheet exposures (5)	85	76	1	162	87	96	1	184
See previous page for footnote references.

$ millions, as at or for the six months ended	2024 Apr. 30				2023 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$90	$142	$224	$456	$57	$69	$167	$293
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(6)	(21)	(19)	5	(1)	(13)	(9)
Changes in model	–	4	11	15	–	–	–	–
Net remeasurement (2)	(38)	44	56	62	(16)	76	55	115
Transfers (2)
– to 12-month ECL	36	(35)	(1)	–	35	(34)	(1)	–
– to lifetime ECL performing	(4)	6	(2)	–	(3)	5	(2)	–
– to lifetime ECL credit-impaired	–	(4)	4	–	–	(5)	5	–
Total provision for (reversal of) credit losses (3)	2	9	47	58	21	41	44	106
Write-offs	–	–	(7)	(7)	–	–	(10)	(10)
Recoveries	–	–	4	4	–	–	5	5
Interest income on impaired loans	–	–	(12)	(12)	–	–	(8)	(8)
Foreign exchange and other	–	–	–	–	–	–	(2)	(2)
Balance at end of period	$92	$151	$256	$499	$78	$110	$196	$384
Personal
Balance at beginning of period	$174	$709	$181	$1,064	$137	$656	$146	$939
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(29)	(20)	(34)	22	(35)	(14)	(27)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(265)	338	218	291	(195)	201	155	161
Transfers (2)
– to 12-month ECL	284	(284)	–	–	221	(220)	(1)	–
– to lifetime ECL performing	(34)	36	(2)	–	(19)	24	(5)	–
– to lifetime ECL credit-impaired	–	(47)	47	–	–	(37)	37	–
Total provision for (reversal of) credit losses (3)	–	14	243	257	29	(67)	172	134
Write-offs	–	–	(258)	(258)	–	–	(187)	(187)
Recoveries	–	–	32	32	–	–	38	38
Interest income on impaired loans	–	–	(3)	(3)	–	–	(2)	(2)
Foreign exchange and other	1	1	1	3	(1)	(1)	–	(2)
Balance at end of period	$175	$724	$196	$1,095	$165	$588	$167	$920
Credit card
Balance at beginning of period	$181	$591	$–	$772	$159	$709	$–	$868
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	12	(24)	–	(12)	9	(47)	–	(38)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(188)	326	173	311	(317)	347	90	120
Transfers (2)
– to 12-month ECL	212	(212)	–	–	344	(344)	–	–
– to lifetime ECL performing	(33)	33	–	–	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(106)	106	–	–	(128)	128	–
Total provision for (reversal of) credit losses (3)	3	17	279	299	14	(150)	218	82
Write-offs	–	–	(337)	(337)	–	–	(279)	(279)
Recoveries	–	–	58	58	–	–	61	61
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$184	$608	$–	$792	$173	$559	$–	$732
Business and government
Balance at beginning of period	$294	$864	$667	$1,825	$335	$490	$351	$1,176
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	12	(22)	(21)	(31)	16	(6)	(20)	(10)
Changes in model	12	29	–	41	–	6	–	6
Net remeasurement (2)(6)	(64)	275	264	475	(89)	280	224	415
Transfers (2)
– to 12-month ECL	84	(79)	(5)	–	101	(98)	(3)	–
– to lifetime ECL performing	(22)	25	(3)	–	(22)	36	(14)	–
– to lifetime ECL credit-impaired	–	(135)	135	–	–	(17)	17	–
Total provision for (reversal of) credit losses (3)	22	93	370	485	6	201	204	411
Write-offs	–	–	(607)	(607)	–	–	(48)	(48)
Recoveries	–	–	49	49	–	–	16	16
Interest income on impaired loans	–	–	(44)	(44)	–	–	(12)	(12)
Foreign exchange and other	(4)	(4)	–	(8)	(2)	–	4	2
Balance at end of period	$312	$953	$435	$1,700	$339	$691	$515	$1,545
Total ECL allowance (4)	$763	$2,436	$887	$4,086	$755	$1,948	$878	$3,581
Comprises:
Loans	$667	$2,346	$885	$3,898	$668	$1,852	$877	$3,397
Undrawn credit facilities and other off-balance sheet exposures (5)	96	90	2	188	87	96	1	184
See previous pages for footnote references.

Inputs, assumptions and model techniques
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that higher levels of interest rates, the easing of inflationary pressures, events in the U.S. banking sector and geopolitical events will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required. See Note 5 to our consolidated financial statements in our 2023 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2024	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.0%	1.9%	2.3%	2.7%	(0.5)%	1.1%
United States	2.0%	2.0%	3.2%	2.9%	0.3%	0.8%
Unemployment rate
Canada (2)	6.1%	6.0%	5.3%	5.3%	7.3%	6.9%
United States	4.2%	4.0%	3.5%	3.2%	5.1%	4.7%
Canadian Housing Price Index year-over-year growth (2)	1.5%	3.1%	6.2%	8.0%	(5.3)%	1.6%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	5.9%	5.9%	10.0%	9.7%	(6.7)%	(2.6)%
Canadian household debt service ratio	15.2%	14.6%	14.6%	14.3%	15.8%	15.0%
West Texas Intermediate Oil Price (US$)	$78	$75	$98	$131	$66	$57

As at January 31, 2024
Real GDP year-over-year growth
Canada (2)	0.6%	2.0%	1.7%	2.7%	(0.6)%	1.0%
United States	2.1%	1.9%	3.1%	3.0%	0.0%	0.6%
Unemployment rate
Canada (2)	6.2%	5.9%	5.3%	5.3%	7.2%	6.9%
United States	4.1%	3.9%	3.3%	3.3%	5.6%	5.0%
Canadian Housing Price Index year-over-year growth (2)	0.2%	3.5%	2.3%	5.0%	(4.8)%	1.9%
S&P 500 Index year-over-year growth rate	5.9%	5.9%	10.8%	10.2%	(8.4)%	(4.6)%
Canadian household debt service ratio	15.4%	14.6%	14.9%	14.3%	15.9%	15.0%
West Texas Intermediate Oil Price (US$)	$73	$76	$97	$129	$71	$57

As at October 31, 2023
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index year-over-year growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
S&P 500 Index year-over-year growth rate	5.5%	5.9%	12.5%	11.1%	(2.5)%	(0.5)%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at April 30, 2024, January 31, 2024, and October 31, 2023, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at April 30, 2024 is characterized by relatively slow real GDP growth in Canada as households continue to refinance mortgages at higher interest rates and cut back on discretionary purchases, and moderate growth in the U.S. which has been much more resilient to higher interest rates. Our base case continues to assume that interest rates will decline in the second half of calendar 2024, but remain at higher than pre-pandemic levels.
The downside case forecast continues to assume a recession and higher unemployment rates in Canada driven by a correction in the housing market and lower consumer spending resulting from past interest rate hikes. The downside case forecast for the U.S. assumes slow growth until the third calendar quarter of 2024 followed by a mild recession. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic. The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic impact from higher levels of interest rates, the events in the U.S. banking sector, and geopolitical events are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.

If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $259 million lower than the recognized ECL as at April 30, 2024 (October 31, 2023: $284 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $851 million higher than the recognized ECL as at April 30, 2024 (October 31, 2023: $926 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2023 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2024 Apr. 30					2023 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$151,026	$11,933	$–		$162,959	$150,022	$14,999	$–		$165,021
– Very low	76,647	8,733	–		85,380	74,149	9,107	–		83,256
– Low	9,998	4,119	–		14,117	10,817	5,112	–		15,929
– Medium	781	6,123	–		6,904	322	4,980	–		5,302
– High	–	1,339	–		1,339	–	1,100	–		1,100
– Default	–	–	725		725	–	–	585		585
– Not rated	2,702	213	205		3,120	2,630	219	202		3,051
Gross residential mortgages (3)(4)	241,154	32,460	930		274,544	237,940	35,517	787		274,244
ECL allowance	92	151	256		499	90	142	224		456
Net residential mortgages	241,062	32,309	674		274,045	237,850	35,375	563		273,788
Personal
– Exceptionally low	18,907	5	–		18,912	18,785	3	–		18,788
– Very low	4,392	13	–		4,405	4,389	12	–		4,401
– Low	11,158	4,029	–		15,187	11,031	4,311	–		15,342
– Medium	1,387	3,115	–		4,502	1,165	3,062	–		4,227
– High	218	1,738	–		1,956	211	1,624	–		1,835
– Default	–	–	259		259	–	–	214		214
– Not rated	734	24	31		789	723	24	33		780
Gross personal (4)	36,796	8,924	290		46,010	36,304	9,036	247		45,587
ECL allowance	146	713	196		1,055	141	695	181		1,017
Net personal	36,650	8,211	94		44,955	36,163	8,341	66		44,570
Credit card
– Exceptionally low	4,492	–	–		4,492	4,279	–	–		4,279
– Very low	1,138	–	–		1,138	1,061	–	–		1,061
– Low	6,840	1	–		6,841	6,642	35	–		6,677
– Medium	3,251	2,780	–		6,031	2,626	2,953	–		5,579
– High	6	894	–		900	6	777	–		783
– Default	–	–	–		–	–	–	–		–
– Not rated	151	7	–		158	153	6	–		159
Gross credit card	15,878	3,682	–		19,560	14,767	3,771	–		18,538
ECL allowance	168	576	–		744	166	519	–		685
Net credit card	15,710	3,106	–		18,816	14,601	3,252	–		17,853
Business and government
– Investment grade	98,950	794	–		99,744	99,322	512	–		99,834
– Non-investment grade	92,438	9,928	–		102,366	91,920	7,190	–		99,110
– Watchlist	58	3,648	–		3,706	101	4,478	–		4,579
– Default	–	–	1,629		1,629	–	–	1,956		1,956
– Not rated	212	24	–		236	192	15	–		207
Gross business and government (3)(5)	191,658	14,394	1,629		207,681	191,535	12,195	1,956		205,686
ECL allowance	261	906	433		1,600	253	824	667		1,744
Net business and government	191,397	13,488	1,196		206,081	191,282	11,371	1,289		203,942
Total net amount of loans	$484,819	$57,114	$1,964		$543,897	$479,896	$58,339	$1,918		$540,153
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $20 million (October 31, 2023: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $18 million were recognized as at April 30, 2024 (October 31, 2023: $20 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2024 and October 31, 2023. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $16 million (October 31, 2023: $13 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $3 million (October 31, 2023: $3 million) of residential mortgages and $647 million (October 31, 2023: $270 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $6,130 million (October 31, 2023: $10,816 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2024 Apr. 30				2023 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$163,179	$23	$–	$163,202	$159,254	$7	$–	$159,261
– Very low	15,743	44	–	15,787	15,367	26	–	15,393
– Low	11,146	1,209	–	12,355	10,723	1,405	–	12,128
– Medium	1,508	810	–	2,318	1,256	986	–	2,242
– High	171	721	–	892	118	763	–	881
– Default	–	–	46	46	–	–	37	37
– Not rated	523	7	–	530	506	6	–	512
Gross retail	192,270	2,814	46	195,130	187,224	3,193	37	190,454
ECL allowance	45	43	–	88	48	86	–	134
Net retail	192,225	2,771	46	195,042	187,176	3,107	37	190,320
Business and government
– Investment grade	145,963	610	–	146,573	147,206	361	–	147,567
– Non-investment grade	62,619	3,034	–	65,653	56,707	2,097	–	58,804
– Watch list	13	856	–	869	7	1,000	–	1,007
– Default	–	–	220	220	–	–	161	161
– Not rated	776	65	–	841	614	30	–	644
Gross business and government	209,371	4,565	220	214,156	204,534	3,488	161	208,183
ECL allowance	51	47	2	100	41	40	–	81
Net business and government	209,320	4,518	218	214,056	204,493	3,448	161	208,102
Total net undrawn credit facilities and other off-balance sheet exposures	$401,545	$7,289	$264	$409,098	$391,669	$6,555	$198	$398,422